SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENTED INFORMATION
SEGMENTED INFORMATION

21.SEGMENTED INFORMATION

Business Segments

The Company operates in two primary segments – the Mining segment and the Corporate and Other segment. The Mining segment includes activities related to exploration, evaluation and development, mining, milling (including toll milling), sale of mineral concentrates and results of the Company’s mine decommissioning. The Corporate and Other segment includes general corporate expenses not allocated to the other segments.

For the year ended December 31, 2023, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$1,855	—	1,855

Expenses:
Operating expenses	$(3,898)	—	(3,898)
Exploration	(9,564)	—	(9,564)
Evaluation	(18,622)	—	(18,622)
General and administrative	(19)	(13,741)	(13,760)
	(32,103)	(13,741)	(45,844)
Segment income (loss)	$(30,248)	(13,741)	(43,989)

Revenues-supplemental:
Toll milling services-deferred revenue (note 12)	1,855	—	1,855
	$1,855	—	1,855

Capital additions:
Property, plant and equipment (note 10)	$2,165	1,103	3,268

Long-lived assets:
Plant and equipment
Cost	$106,914	6,559	113,473
Accumulated depreciation	(38,178)	(1,162)	(39,340)
Mineral properties	180,813	—	180,813
	$249,549	5,397	254,946

For the year ended December 31, 2022, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$8,973	—	8,973

Expenses:
Operating expenses	$(5,352)	—	(5,352)
Evaluation	(8,097)	—	(8,097)
Exploration	(22,181)	—	(22,181)
General and administrative	(22)	(12,516)	(12,538)
	(35,652)	(12,516)	(48,168)
Segment income (loss)	$(26,679)	(12,516)	(39,195)

Revenues-supplemental:
Toll milling services-deferred revenue (note 12)	$5,987	—	5,987
Uranium concentrate sales	2,986	—	2,986
	$8,973	—	8,973

Capital additions:
Property, plant and equipment (note 10)	$2,634	4,631	7,265

Long-lived assets:
Plant and equipment
Cost	$103,338	5,493	108,831
Accumulated depreciation	(34,803)	(742)	(35,545)
Mineral properties	180,219	—	180,219
	$248,754	4,751	253,505

Discontinued Operations

At the end of August, 2023, the Company’s long-term third party closed mines services contract came to an end. Following the termination of this contract and during the fourth quarter, the Company determined that it would cease providing such third party care and maintenance services for closed mines and reorganized the business accordingly.

The Company’s post-closure mine care and maintenance services were previously reported in a Closed Mines services segment which now constitutes a discontinued operation. The consolidated statement of income (loss) for the discontinued operation for 2023 and 2022 is as follows:

	Year Ended
	December 31	December 31
(in thousands)	2023	2022

Revenue	$6,582	$7,972

Expenses	 	
Operating expenses	(5,715)	(6,273)

Other income
Finance fees	144	83

Income from discontinued operations, net of taxes	$1,011	$1,782

Cash flows for the Closed Mines discontinued operation for 2023 and 2022 is as follows:

	Year Ended
	December 31	December 31
(in thousands)	2023	2022

Cash inflow:
Net cash from operating activities	$3,274	$1,909
Net cash flows for the year	$3,274	$1,909

Revenue Concentration

Until September 2023, the Company’s business was such that, at any given time, it sold its environmental and other services to a relatively small number of customers. During 2023, one customer from the discontinued operations (Closed Mines Services) segment and one customer from the Mining segment accounted for approximately 100% of total revenues consisting of 78%, and 22% respectively. During 2022, one customer from the discontinued operations segment and two customers from the Mining segment accounted for approximately 100% of total revenues consisting of 47%, and 53% respectively.

Revenue Commitments

The Company is contracted to pay onward to Ecora all toll milling cash proceeds received from the MLJV related to the processing of specified Cigar Lake ore through the McClean Lake mill (see note 12). The timing and amount of such future toll milling cash proceeds are outside the control of the Company.